Earnings / (loss) per share - Schedule of Basic and Diluted Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Net income / (loss) attributable to equity holders of the parent - basic	$ (115,176)	$ 190,568
Convertible notes interest expense	0	7,617
Net income / (loss) attributable to equity holders of the parent - diluted	$ (115,176)	$ 198,185
Basic weighted average number of shares (in shares)	54,388,504	54,747,345
Effect of dilutive potential basic shares:
Restricted stock (in shares)	0	1,778,355
Convertible Notes (in shares)	0	5,275,395
Dilutive shares (in shares)	0	7,053,750
Diluted weighted average number of shares (in shares)	54,388,504	61,801,095
Earnings / (Loss) Per Share:
Basic (in dollars per share)	$ (2.12)	$ 3.48
Diluted (in dollars per share)	$ (2.12)	$ 3.21